Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.38%
Apartments –11.38%
AvalonBay Communities, Inc.	120,571	$24,930,466
Equity Residential(b)	521,873	36,604,172
UDR, Inc.(b)	583,137	24,159,366
		85,694,004
Data Centers –12.68%
Digital Realty Trust, Inc.(b)	233,348	40,023,849
Equinix, Inc.	62,348	55,416,149
		95,439,998
Free Standing –4.34%
Agree Realty Corp.	164,227	12,366,293
Essential Properties Realty Trust, Inc.(b)	625,609	20,332,293
		32,698,586
Gaming REITs–2.99%
Gaming and Leisure Properties, Inc.	482,563	22,535,692
Health Care–13.66%
American Healthcare REIT, Inc.(b)	352,351	12,311,144
CareTrust REIT, Inc.	341,417	9,819,153
Healthpeak Properties, Inc.	830,327	14,455,993
Welltower, Inc.	429,209	66,218,364
		102,804,654
Industrial–10.09%
Americold Realty Trust, Inc.(b)	194,987	3,230,935
EastGroup Properties, Inc.	67,081	11,373,583
First Industrial Realty Trust, Inc.	334,211	16,520,050
Prologis, Inc.	302,754	32,879,084
Rexford Industrial Realty, Inc.(b)	339,332	11,958,060
		75,961,712
Infrastructure REITs–12.70%
American Tower Corp.	318,969	68,466,696
Crown Castle, Inc.	185,418	18,606,696
SBA Communications Corp., Class A	36,982	8,575,756
		95,649,148
Lodging Resorts–1.54%
Hilton Worldwide Holdings, Inc.	46,585	11,573,577
Manufactured Homes–2.59%
Equity LifeStyle Properties, Inc.	306,572	19,488,782
Office–2.34%
Vornado Realty Trust(b)	467,863	17,624,399
Regional Malls–2.89%
Simon Property Group, Inc.	133,348	21,745,058
Shares		Value
Self Storage–6.46%
CubeSmart	292,819	$12,520,941
Extra Space Storage, Inc.	239,148	36,147,220
		48,668,161
Shopping Centers–5.10%
Brixmor Property Group, Inc.	677,564	17,216,901
Regency Centers Corp.	293,375	21,167,006
		38,383,907
Single Family Homes–4.60%
American Homes 4 Rent, Class A	451,454	17,087,534
Invitation Homes, Inc.	519,778	17,516,519
		34,604,053
Specialty–4.00%
Iron Mountain, Inc.	239,192	23,610,643
Outfront Media, Inc.	394,087	6,510,317
		30,120,960
Timber REITs–2.02%
Weyerhaeuser Co.	588,350	15,244,149
Total Common Stocks & Other Equity Interests (Cost $579,138,956)		748,236,840
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(c)(d)	1,985,163	1,985,163
Invesco Treasury Portfolio, Institutional Class, 4.22%(c)(d)	3,689,493	3,689,493
Total Money Market Funds (Cost $5,674,656)		5,674,656
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $584,813,612)		753,911,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.56%
Invesco Private Government Fund, 4.29%(c)(d)(e)	22,173,012	22,173,012
Invesco Private Prime Fund, 4.45%(c)(d)(e)	57,290,317	57,301,775
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,474,787)		79,474,787
TOTAL INVESTMENTS IN SECURITIES–110.69% (Cost $664,288,399)		833,386,283
OTHER ASSETS LESS LIABILITIES–(10.69)%		(80,503,946)
NET ASSETS–100.00%		$752,882,337
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,503,533	$14,325,387	$(14,843,757)	$-	$-	$1,985,163	$16,528
Invesco Treasury Portfolio, Institutional Class	4,657,305	26,604,291	(27,572,103)	-	-	3,689,493	30,211
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,754,113	51,673,003	(36,254,104)	-	-	22,173,012	75,409*
Invesco Private Prime Fund	17,582,725	132,889,937	(93,167,789)	-	(3,098)	57,301,775	211,197*
Total	$31,497,676	$225,492,618	$(171,837,753)	$-	$(3,098)	$85,149,443	$333,345

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$748,236,840	$—	$—	$748,236,840
Money Market Funds	5,674,656	79,474,787	—	85,149,443
Total Investments	$753,911,496	$79,474,787	$—	$833,386,283
Invesco Real Estate Fund